Note 36 - Group Entities - Subsidiaries of the Company (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 20, 2020	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Percentage of ownership		64.00%
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Caledonia Holdings Zimbabwe (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ (6,683)	$ (6,795)
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Caledonia Mining Services Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ 0	$ 0
Fintona Investments Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Fintona Investments Proprietary Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ 14,859	$ 14,859
Caledonia Mining South Africa Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Caledonia Mining South Africa Proprietary Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ (5,329)	$ (1,406)
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Greenstone Management Services Holdings Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ (36,597)	$ (22,916)
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]		64.00%	64.00%
Blanket Mine (1983) (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)	[1]		$ 561	$ 1,030
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Percentage of ownership	[2]		0.00%	0.00%
Blanket Employee Trust Services (Private) Limited (BETS) [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)	[2]		$ 0	$ 0
Motapa Mining Company UK Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	0.00%
Motapa Mining Company UK Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ 0	$ 0
Arraskar Investments (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	0.00%
Arraskar Investments (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ 0	$ 0

[1]	Refer to note 6 for the effective shareholding. NCI has a 13.2% (2021: 13.2%, (2020: 13.2%) interest in cash flows of Blanket only.
[2]	BETS and the Community Trust are consolidated as structured entities.